                                UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                           Washington, D.C. 20549

                                  Form 13F

                             Form 13F COVER PAGE


Report for the Calendar Year or Quarter Ended:         9-30-01
                                               -----------------------

Check Here if Amendment / /; Amendment Number:
                                               ---------
This Amendment (Check only one.):    / / is a restatement.
                                     / / adds new holdings entries.

Institutional Investment Manager Filing this Report:

   Name:         Mairs and Power, Inc.
                 -------------------------------
   Address:      332 Minnesota St. # W-1420
                 -------------------------------
                 St. Paul, MN 55101
                 -------------------------------

                 -------------------------------

Form 13F File Number: 28-
                         ---------------------

    The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    William B. Frels
         -------------------------------
Title:   Compliance Officer
         -------------------------------
Phone:   651-222-6478
         -------------------------------

Signature, Place, and Date of Signing:
/s/ William B. Frels               St. Paul, MN        11-12-01
-------------------------------    -----------------   -------------
[Signature]                        [City, State]       [Date]

Report Type (Check only one.):

    /X/ 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

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    / / 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

    / / 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

   List of Other Managers Reporting for this Manager:
   [If there are no entries in this list, omit this section.]

        Form 13F File Number        Name
        28-
           ---------------          ------------------------------------
[Repeat as necessary.]

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                               FORM 13F INFORMATION TABLE

Mairs and Power, Inc.
Discretionary Clients' Holdings as of 09-30-01

          ITEM 1                  ITEM 2      ITEM 3      ITEM 4         ITEM 5            ITEM 6      ITEM 7            ITEM 8
----------------------------    ----------   ---------  ----------- -------------------   -------     ---------       ------------
                                TITLE OF                MARKET
NAME OF ISSUER                  CLASS        CUSIP      VALUE       SHARES       SH/PRN   INVSTMT     MANAGERS           VOTING
                                                                                          DISCR                         AUTHORITY
COMMON STOCK                                                                                                              SOLE
----------------------------    ----------   ---------  ----------- ------------ ------   -------     ---------       ------------
Abbott Laboratories             COM          002824100    2,844,750       54,865  SHR      SOLE                           54,865
ADC Telecom                     COM          000886101    8,201,500    2,350,000  SHR      SOLE                        2,350,000
Aegon NV                        COM          007924103      235,631        9,028  SHR      SOLE                            9,028
Allstate Corp                   COM          020002101      522,900       14,000  SHR      SOLE                           14,000
Am Home Products                COM          026609107    1,586,439       27,235  SHR      SOLE                           27,235
American Express                COM          025816109    1,301,074       44,772  SHR      SOLE                           44,772
American Greetings              COM          026375105      466,710       35,250  SHR      SOLE                           35,250
American Int'l Group            COM          026874107      731,484        9,378  SHR      SOLE                            9,378
American Water Works            COM          030411102      395,000       10,000  SHR      SOLE                           10,000
Amgen                           COM          031162100      634,716       10,800  SHR      SOLE                           10,800
Anadarko Pete Corp              COM          032511107      389,929        8,110  SHR      SOLE                            8,110
Arbitron                        COM                       3,313,138      126,649  SHR      SOLE                          126,649
Archer-Daniels                  COM          039483102      239,210       19,000  SHR      SOLE                           19,000
Assoc Banc Corp                 COM          045487105      282,304        8,330  SHR      SOLE                            8,330
AT & T                          COM          001957109      867,031       44,924  SHR      SOLE                           44,924
AT&T Wireless Group             COM                         242,118       16,206  SHR      SOLE                           16,206
Automatic Data Proc             COM          053015103      432,156        9,187  SHR      SOLE                            9,187
Bank of America Corp            COM          060505104    2,537,593       43,452  SHR      SOLE                           43,452
Baxter International            COM          071813109   35,065,088      636,968  SHR      SOLE                          636,968
BellSouth Corp                  COM          079860102      203,927        4,908  SHR      SOLE                            4,908
Bemis                           COM          081437105   22,318,112      560,053  SHR      SOLE                          560,053
BMC Industries                  COM          055607105    2,101,025    1,029,914  SHR      SOLE                        1,029,914
BP PLC                          COM          055622104    5,486,238      111,577  SHR      SOLE                          111,577
Briggs & Stratton               COM          109043109      218,470        7,000  SHR      SOLE                            7,000
Bristol-Myers Squibb            COM          110122108    6,060,207      109,075  SHR      SOLE                          109,075
Burlington Northern             COM          12189T104      788,858       29,490  SHR      SOLE                           29,490
Burlington Resources            COM          122014103    2,887,974       84,419  SHR      SOLE                           84,419

          ITEM 1                  ITEM 2      ITEM 3      ITEM 4         ITEM 5            ITEM 6      ITEM 7            ITEM 8
----------------------------    ----------   ---------  ----------- -------------------   -------     ---------       ------------
                                TITLE OF                MARKET
NAME OF ISSUER                  CLASS        CUSIP      VALUE       SHARES       SH/PRN   INVSTMT     MANAGERS           VOTING
                                                                                          DISCR                         AUTHORITY
COMMON STOCK                                                                                                              SOLE
----------------------------    ----------   ---------  ----------- ------------ ------   -------     ---------       ------------
Cardinal Health                 COM          14149Y108      812,489       10,987  SHR      SOLE                           10,987
Ceridian                        COM          156779100    9,973,825      687,850  SHR      SOLE                          687,850
Chevron                         COM          166751107    1,243,537       14,673  SHR      SOLE                           14,673
Citigroup Inc                   COM          173034109      422,647       10,436  SHR      SOLE                           10,436
Community First Bkshr           COM          203902101      697,205       29,026  SHR      SOLE                           29,026
Community First Bkshr           COM          203902101      448,934       18,690  SHR      SOLE                           18,690
Corning                         COM          219350105    7,590,492      860,600  SHR      SOLE                          860,600
Covance Inc.                    COM          222816100      415,512       23,200  SHR      SOLE                           23,200
Delta Air Lines                 COM          247361108      564,621       21,444  SHR      SOLE                           21,444
Deluxe Corp                     COM          248019101   13,759,665      398,369  SHR      SOLE                          398,369
Donaldson                       COM          257651109   23,113,640      802,000  SHR      SOLE                          802,000
Ebenx Inc.                      COM          278668108       36,000       10,000  SHR      SOLE                           10,000
Ecolab Inc                      COM          278865100   21,735,367      598,276  SHR      SOLE                          598,276
Edwards Lifesciences            COM          28176E108    1,291,562       57,659  SHR      SOLE                           57,659
EFunds Corp                     COM          28224R101   20,529,733    1,233,017  SHR      SOLE                        1,233,017
Emerson Electric                COM          291011104   28,495,206      605,508  SHR      SOLE                          605,508
Enron Corp                      COM          293561106      571,560       20,990  SHR      SOLE                           20,990
Exxon Mobil Corp                COM          30231g102    3,426,066       86,956  SHR      SOLE                           86,956
Federal Natl Mtge               COM          313586109      318,239        3,975  SHR      SOLE                            3,975
First Data Corp                 COM          319963104    1,487,028       25,524  SHR      SOLE                           25,524
Franklin Resources Inc          COM                         346,700       10,000  SHR      SOLE                           10,000
Freddie Mac Voting Shs          COM          313400301      507,000        7,800  SHR      SOLE                            7,800
G & K Services Cl A             COM          361268105    3,778,065      142,300  SHR      SOLE                          142,300
General Binding                 COM          369154109      111,000       10,000  SHR      SOLE                           10,000
General Electric                COM          369604103    1,430,326       38,450  SHR      SOLE                           38,450
General Mills                   COM          370334104   28,044,831      616,370  SHR      SOLE                          616,370
Genuine Parts                   COM          372460105      454,005       14,250  SHR      SOLE                           14,250
Gillette Company                COM          375766102    2,080,040       69,800  SHR      SOLE                           69,800
Graco Inc                       COM          384109104   33,719,825    1,116,550  SHR      SOLE                        1,116,550
HB Fuller                       COM          359694106   20,486,981      447,314  SHR      SOLE                          447,314

          ITEM 1                  ITEM 2      ITEM 3      ITEM 4         ITEM 5            ITEM 6      ITEM 7            ITEM 8
----------------------------    ----------   ---------  ----------- -------------------   -------     ---------       ------------
                                TITLE OF                MARKET
NAME OF ISSUER                  CLASS        CUSIP      VALUE       SHARES       SH/PRN   INVSTMT     MANAGERS           VOTING
                                                                                          DISCR                         AUTHORITY
COMMON STOCK                                                                                                              SOLE
----------------------------    ----------   ---------  ----------- ------------ ------   -------     ---------       ------------
Hershey                         COM          427866108      712,533       10,900  SHR      SOLE                           10,900
Hewlett-Packard                 COM          428236103      163,710       10,200  SHR      SOLE                           10,200
Home Depot                      COM          437076102      751,476       19,585  SHR      SOLE                           19,585
Honeywell Inc                   COM          438516106   20,656,878      782,457  SHR      SOLE                          782,457
Hormel                          COM          440452100   28,537,684    1,208,200  SHR      SOLE                        1,208,200
IBM                             COM          459200101    2,662,769       29,032  SHR      SOLE                           29,032
Ingersoll Rand                  COM          456866102      344,760       10,200  SHR      SOLE                           10,200
Intel                           COM          458140100    2,962,901      144,956  SHR      SOLE                          144,956
J.P. Morgan                     COM          616880100    1,475,622       43,210  SHR      SOLE                           43,210
Jefferson-Pilot                 COM          475070108      337,737        7,593  SHR      SOLE                            7,593
Johnson & Johnson               COM          478160104   33,429,246      603,416  SHR      SOLE                          603,416
Kimberly-Clark                  COM          494368103    4,457,986       71,903  SHR      SOLE                           71,903
Lucent Tech                     COM          549463107      892,866      155,823  SHR      SOLE                          155,823
Medtronic Inc                   COM          585055106   38,158,853      877,215  SHR      SOLE                          877,215
Merck & Co                      COM          589331107   14,662,456      220,157  SHR      SOLE                          220,157
Merrill Lynch                   COM          590188108      844,480       20,800  SHR      SOLE                           20,800
Microsoft                       COM          594918104      609,639       11,914  SHR      SOLE                           11,914
Minnesota Mining                COM          604059105   32,140,786      326,634  SHR      SOLE                          326,634
Motorola                        COM          620076109    3,541,668      227,030  SHR      SOLE                          227,030
MTS Systems                     COM          553777103   18,512,700    1,609,800  SHR      SOLE                        1,609,800
Murphy Oil                      COM          626717102      448,632        6,200  SHR      SOLE                            6,200
Newell Rubbermaid               COM          651192106    1,109,384       48,850  SHR      SOLE                           48,850
Nokia                           COM          654902204      200,946       12,840  SHR      SOLE                           12,840
NRG Energy Inc                  COM          629377102    1,067,429       65,850  SHR      SOLE                           65,850
Pacific Centy Finl Corp.        COM          694058108    1,215,240       52,000  SHR      SOLE                           52,000
Patterson Dental                COM          703412106    3,527,502       95,700  SHR      SOLE                           95,700
Pentair Inc                     COM          709631105   11,500,964      373,772  SHR      SOLE                          373,772
PepsiCo Inc                     COM          713448108      262,240        5,407  SHR      SOLE                            5,407
Pfizer Inc                      COM          717081103   34,032,269      848,685  SHR      SOLE                          848,685
Pharmacia Corp                  COM          71713u102      282,947        6,976  SHR      SOLE                            6,976

          ITEM 1                  ITEM 2      ITEM 3      ITEM 4         ITEM 5            ITEM 6      ITEM 7            ITEM 8
----------------------------    ----------   ---------  ----------- -------------------   -------     ---------       ------------
                                TITLE OF                MARKET
NAME OF ISSUER                  CLASS        CUSIP      VALUE       SHARES       SH/PRN   INVSTMT     MANAGERS           VOTING
                                                                                          DISCR                         AUTHORITY
COMMON STOCK                                                                                                              SOLE
----------------------------    ----------   ---------  ----------- ------------ ------   -------     ---------       ------------
Procter & Gamble                COM          742718109      616,240        8,466  SHR      SOLE                            8,466
Qwest Communications            COM          749121109      538,709       32,258  SHR      SOLE                           32,258
Royal Dutch Petrol              COM          780257804    1,442,175       28,700  SHR      SOLE                           28,700
SAFECO Corp                     COM          786429100      262,355        8,650  SHR      SOLE                            8,650
SBC Communications              COM          78387G103      429,640        9,118  SHR      SOLE                            9,118
Schlumberger Ltd                COM          806857108    5,600,946      122,559  SHR      SOLE                          122,559
Service Master                  COM          81760N109      755,229       68,100  SHR      SOLE                           68,100
Sigma Aldrich                   COM          826552101      863,320       19,100  SHR      SOLE                           19,100
Silicon Graphics                COM          827056102        4,600       10,000  SHR      SOLE                           10,000
SNAP ON Inc.                    COM          833034101      475,629       21,300  SHR      SOLE                           21,300
St. Jude Medical                COM          790849103   27,426,751      400,683  SHR      SOLE                          400,683
St. Paul Cos                    COM          792860108   31,653,586      767,918  SHR      SOLE                          767,918
Sturm Ruger                     COM          864159108      249,120       24,000  SHR      SOLE                           24,000
Super Valu                      COM          868536103   24,499,542    1,211,050  SHR      SOLE                        1,211,050
Target Corp                     COM          87612E106   36,257,143    1,141,957  SHR      SOLE                        1,141,957
TCF Financial                   COM          872275102   36,261,472      787,266  SHR      SOLE                          787,266
Toro                            COM          891092108   21,172,427      502,908  SHR      SOLE                          502,908
Tyco                            COM          902124106      306,898        6,745  SHR      SOLE                            6,745
United Healthcare               COM          910581107      751,450       11,300  SHR      SOLE                           11,300
US Bancorp                      COM          902973304   32,982,209    1,487,025  SHR      SOLE                        1,487,025
Valspar                         COM          920355104   22,606,778      676,040  SHR      SOLE                          676,040
Verizon Comm                    COM          92343v104    3,816,541       70,533  SHR      SOLE                           70,533
Waste Mgmt Inc Del              COM          94106L109      762,090       28,500  SHR      SOLE                           28,500
Wells Fargo & Co                COM          949746101   42,222,611      949,890  SHR      SOLE                          949,890
Weyerhaeuser                    COM          962166104   12,265,178      251,800  SHR      SOLE                          251,800
Xcel Energy Inc.                COM          98389B100      354,577       12,596  SHR      SOLE                           12,596
Zimmer Holdings, Inc.           COM                         285,131       10,275  SHR      SOLE                           10,275
                                                        892,612,327   29,982,646                                      29,982,646

          ITEM 1                  ITEM 2      ITEM 3      ITEM 4         ITEM 5            ITEM 6      ITEM 7            ITEM 8
----------------------------    ----------   ---------  ----------- -------------------   -------     ---------       ------------
                                TITLE OF                MARKET
NAME OF ISSUER                  CLASS        CUSIP      VALUE       SHARES       SH/PRN   INVSTMT     MANAGERS           VOTING
                                                                                          DISCR                         AUTHORITY
COMMON STOCK                                                                                                              SOLE
----------------------------    ----------   ---------  ----------- ------------ ------   -------     ---------       ------------
PREFERRED STOCK

Barclays Pfd. E                              06738C83       441,320       17,000  SHR      SOLE                           17,000

PREFERRED STOCK SUBTOTAL                                    441,320       17,000                                          17,000

MUTUAL FUNDS

Vanguard Index Tr 500                        922908108      466,576        4,858  SHR      SOLE                            4,858
SIT MN Tax Free Inc                          82979K100      438,882       43,325  SHR      SOLE                           43,325
Wells Fargo Equity Income Fund                              223,260        6,000  SHR      SOLE                            6,000
PW Pace Gov't Sec. Fixed Incom               695740100      173,771       13,388  SHR      SOLE                           13,388
Acorn Fund                                   53015p403      156,943       10,435  SHR      SOLE                           10,435
Dean Witter US Govt Sec                      616969200       97,173       10,608  SHR      SOLE                           10,608

MUTUAL FUND SUBTOTAL                                      1,556,605       88,614                                          88,614

GRAND TOTALS                                            894,610,252   30,088,260                                      30,088,260

[Repeat as necessary]

                             Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:
                                                           --------------------

Form 13F Information Table Entry Total:
                                                           --------------------

Form 13F Information Table Value Total:                   $
                                                           --------------------
                                                                    (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

     No.       Form 13F File Number         Name
               28-
     ------       -----------------         ---------------------------------
     [Repeat as necessary.]